WILLIAMS LAW GROUP, P.A.
2503 W. Gardner Ct.
Tampa FL 33611
Phone:  813-831-9348
Fax:  813-832-5284
e-mail:  wmslaw@tampabay.rr.com

March 26, 2010

Mr. Phil Rothenberger
United States Securities and Exchange Commission
Division of Corporation Finance
100 F. St., N.E.
Washington, D.C. 20549-7010

Re:  Prime Estates & Developments, Inc.
Registration Statement on Form S-11

Dear Mr. Rothenberger:

We have filed on EDGAR Amendment No. 5 to the above captioned registration statement.

Our response to your letter of March 17, 2010 is set forth below.  I have attached to this fax changed pages in response to matters discussed in the comment letter.  The changed text is underlined in the Exhibits to this letter.  This changed text appears in the marked version of the filing on EDGAR.

Comment 1

We have revised the disclosure concerning general development plans and indicated why we have no more specifics and related matters in the Summary Section and conformed the changes in the business section.  We have included quantification language concerning no limitations on assets allocated to or funds invested in development projects as discussed.  See Exhibit A.

Existing risk factors on page 8 address development risks.  See Exhibit B.

Comment 2

The following sentence in Exhibit A addresses quantification of investments in joint ventures:

There is no limitation on or percentage allocation of funds or assets between property acquisition and property development or between 100% ownership or joint venture ownership.

We have added an additional risk concerning joint venture ownership.  See Exhibit C.

Also note with respect to Comments 1 and 2 we have modified an existing risk factor.  See Exhibit D.

Comment 3

We have eliminated the language as requested.  See Exhibit E.

You were correct and the financials do need to be updated and that is in process.  I thought I’d fax this now so you could review and we can file and hopefully clear as soon as practical after I get the updated financials.

Thank you for your consideration.

Sincerely,

/s/ MICHAEL T. WILLIAMS, ESQ.

Michael T. Williams, Esq.